Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, shares authorized	20,000,000	20,000,000
Preferred stock, par value	$ 0.001	$ 0.001
Common stock, shares authorized	975,000,000	975,000,000
Common stock, par value	$ 0.001	$ 0.001
Common stock, shares issued	42,011,617	19,831,521
Common stock, shares outstanding	42,011,617	19,831,521
Series B Convertible Preferred Stock [Member]
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Preferred stock, liquidation preference per share	$ 0.001	$ 0.001
Series C-1 Convertible Preferred Stock [Member]
Preferred stock, shares issued	29,414	29,414
Preferred stock, shares outstanding	29,414	29,414
Preferred stock, liquidation preference per share	$ 0.001	$ 0.001